Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	106,411	$1,089,650
PGIM Global Real Estate Fund (Class R6)	71,345	1,803,601
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	89,414	1,702,442
PGIM QMA Commodity Strategies Fund (Class R6)*	128,600	1,453,178
PGIM QMA Emerging Markets Equity Fund (Class R6)	185,144	2,593,868
PGIM QMA International Developed Markets Index Fund (Class R6)	575,154	8,218,950
PGIM QMA Large-Cap Core Equity Fund (Class R6)	574,149	11,482,988
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	275,765	3,918,625
PGIM QMA US Broad Market Index Fund (Class R6)	403,035	7,637,506
PGIM TIPS Fund (Class R6)	128,901	1,363,772
PGIM Total Return Bond Fund (Class R6)	251,072	3,633,013

Total Long-Term Investments (cost $34,672,909)		44,897,593

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $67,380)	67,380	67,380

TOTAL INVESTMENTS 100.1% (cost $34,740,289)(wd)		44,964,973
Liabilities in excess of other assets (0.1)%		(28,129)

Net Assets 100.0%		$44,936,844

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds